Schedule of Investments (unaudited)
August 31, 2022
BlackRock Energy Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Energy Equipment & Services — 1.4%
Patterson-UTI Energy, Inc.	103,437	$ 1,541,211
Poseidon Concepts Corp.(a)(b)	35,081	—
Tenaris SA	245,795	3,362,349
		4,903,560
Food Products — 0.5%
Darling Ingredients, Inc.(b)	23,341	1,775,318
Metals & Mining — 0.7%
Glencore PLC	429,230	2,346,841
Oil, Gas & Consumable Fuels — 96.2%
ARC Resources Ltd.	268,780	3,710,345
BP PLC	3,008,383	15,372,610
Canadian Natural Resources Ltd.	248,949	13,647,792
Cenovus Energy, Inc.	398,521	7,476,725
Cheniere Energy, Inc.	44,003	7,048,401
Chevron Corp.	198,136	31,317,376
ConocoPhillips	244,144	26,721,561
Enbridge, Inc.	139,850	5,767,142
Eni SpA	329,450	3,891,768
EOG Resources, Inc.	117,978	14,310,731
Equinor ASA	126,815	4,921,773
Exxon Mobil Corp.	553,565	52,915,278
Gazprom PJSC(a)(b)	639,500	105
Hess Corp.	87,281	10,541,799
Kosmos Energy Ltd.(b)	207,951	1,470,214
Marathon Petroleum Corp.	55,254	5,566,840
Ovintiv, Inc.	84,542	4,492,562
Phillips 66	89,278	7,986,810
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.	47,052	$ 11,914,507
Santos Ltd.	880,945	4,702,734
Shell PLC	1,276,056	33,774,691
TC Energy Corp.	284,333	13,701,934
TotalEnergies SE	367,255	18,594,013
Tourmaline Oil Corp.	124,514	7,361,718
Valero Energy Corp.	78,585	9,203,875
Williams Cos., Inc.	387,196	13,176,280
		329,589,584
Total Long-Term Investments — 98.8% (Cost: $241,885,035)		338,615,303
Short-Term Securities(c)(d)
Money Market Funds — 1.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.03%	5,385,533	5,385,533
Total Short-Term Securities — 1.6% (Cost: $5,385,533)		5,385,533
Total Investments — 100.4% (Cost: $247,270,568)		344,000,836
Liabilities in Excess of Other Assets — (0.4)%		(1,334,825)
Net Assets — 100.0%		$ 342,666,011
(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 6,186,102	$ —	$ (800,569)(a)	$ —	$ —	$ 5,385,533	5,385,533	$ 16,291	$ —
(a)	Represents net amount purchased (sold).
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Energy Opportunities Fund
Fair Value Hierarchy as of Period End (continued)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Energy Equipment & Services	$ 1,541,211	$ 3,362,349	$ —	$ 4,903,560
Food Products	1,775,318	—	—	1,775,318
Metals & Mining	—	2,346,841	—	2,346,841
Oil, Gas & Consumable Fuels	248,331,890	81,257,589	105	329,589,584
Short-Term Securities
Money Market Funds	5,385,533	—	—	5,385,533
	$ 257,033,952	$ 86,966,779	$ 105	$ 344,000,836
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